Commitments, Collaborations and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments, Collaborations and Contingencies
Schedule of future minimum lease payments

Future minimum lease payments are as follows at December 31, 2012, including the extended lease of office space beginning in March 2013:

Operating Leases
Years ended December 31:
2013	$410,000
2014	211,000
Thereafter	—

Total future minimum lease payments	$621,000